CONSOLIDATED BALANCE SHEETS (UNAUDITED) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Cash and cash deposits:
Cash and cash equivalents	¥ 3,836,088	¥ 3,509,754
Time deposits	342,778	281,422
Deposits with stock exchanges and other segregated cash	312,579	373,559
Total cash and cash deposits	4,491,445	4,164,735
Loans and receivables:
Loans receivable (including ¥818,523 million and ¥916,938 million measured at fair value by applying the fair value option as of March 31, 2021 and September 30, 2021, respectively)	3,143,347	2,943,472
Receivables from customers (including ¥163,388 million and ¥146,706 million measured at fair value by applying the fair value option as of March 31, 2021 and September 30, 2021, respectively)	486,602	459,090
Receivables from other than customers	761,127	793,669
Allowance for credit losses	(61,711)	(53,784)
Total loans and receivables	4,329,365	4,142,447
Collateralized agreements:
Securities purchased under agreements to resell (including ¥366,506 million and ¥314,439 million measured at fair value by applying the fair value option as of March 31, 2021 and September 30, 2021, respectively)	11,272,573	10,775,078
Securities borrowed	4,658,853	5,264,360
Total collateralized agreements	15,931,426	16,039,438
Trading assets and private equity and debt investments:
Trading assets (including securities pledged as collateral of ¥5,587,555 million and ¥5,383,531 million as of March 31, 2021 and September 30, 2021, respectively; including ¥10,122 million and ¥7,854 million measured at fair value by applying the fair value option as of March 31, 2021 and September 30, 2021, respectively)	16,333,623	15,674,354
Private equity and debt investments (including ¥3,599 million and ¥6,627 million measured at fair value by applying the fair value option as of March 31, 2021 and September 30, 2021, respectively)	77,820	63,825
Total trading assets and private equity and debt investments	16,411,443	15,738,179
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥395,429 million and ¥410,139 million as of March 31, 2021 and September 30, 2021, respectively)	460,051	464,449
Non-trading debt securities (including securities pledged as collateral of ¥ 9,427 million and ¥ 16,776 million as of March 31, 2021 and September 30, 2021, respectively)	444,123	426,758
Investments in equity securities	135,959	126,649
Investments in and advances to affiliated companies	358,878	364,393
Other (including ¥171,482 million and ¥179,466 million measured at fair value by applying the fair value option as of March 31, 2021 and September 30, 2021, respectively)	783,862	1,049,432
Total other assets	2,182,873	2,431,681
Total assets	43,346,552	42,516,480
LIABILITIES AND EQUITY
Short-term borrowings (including ¥634,714 million and ¥683,253 million measured at fair value by applying the fair value option as of March 31, 2021 and September 30, 2021, respectively)	1,188,794	1,368,098
Payables and deposits:
Payables to customers	1,469,026	1,454,755
Payables to other than customers	1,793,857	1,773,699
Deposits received at banks (including ¥49,874 million and ¥56,180 million measured at fair value by applying the fair value option as of March 31, 2021 and September 30, 2021, respectively)	1,463,647	1,342,464
Total payables and deposits	4,726,530	4,570,918
Collateralized financing:
Securities sold under agreements to repurchase (including ¥224,056 million and ¥363,864 million measured at fair value by applying the fair value option as of March 31, 2021 and September 30, 2021, respectively)	13,463,322	13,360,429
Securities loaned (including ¥128,886 million and ¥110,905 million measured at fair value by applying the fair value option as of March 31, 2021 and September 30, 2021, respectively)	1,515,820	1,380,629
Other secured borrowings	380,785	392,515
Total collateralized financing	15,359,927	15,133,573
Trading liabilities	9,645,764	9,473,261
Other liabilities (including ¥44,708 million and ¥38,785 million measured at fair value by applying the fair value option as of March 31, 2021 and September 30, 2021, respectively)	927,954	1,239,167
Long-term borrowings (including ¥4,098,457 million and ¥4,369,366 million measured at fair value by applying the fair value option as of March 31, 2021 and September 30, 2021, respectively)	8,695,951	7,975,012
Total liabilities	40,544,920	39,760,029
Commitments and contingencies
Common stock
Authorized—6,000,000,000 shares as of March 31, 2021 and September 30, 2021 Issued—3,233,562,601 shares as of March 31, 2021 and September 30, 2021 Outstanding—3,063,155,434 shares as of March 31, 2021 and 3,094,756,680 shares as of September 30, 2021	594,493	594,493
Additional paid-in capital	684,723	696,122
Retained earnings	1,557,697	1,533,713
Accumulated other comprehensive income	(28,506)	(38,144)
Total NHI shareholders' equity before treasury stock	2,808,407	2,786,184
Common stock held in treasury, at cost—170,407,167 shares as of March 31, 2021 and 138,805,921 shares as of September 30, 2021	(74,321)	(91,246)
Total NHI shareholders' equity	2,734,086	2,694,938
Noncontrolling interests	67,546	61,513
Total equity	2,801,632	2,756,451
Total liabilities and equity	43,346,552	42,516,480
Variable Interest Entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents	9,000	13,000
Total cash and cash deposits	9,000	13,000
Trading assets and private equity and debt investments:
Total trading assets and private equity and debt investments	1,088,000	984,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥395,429 million and ¥410,139 million as of March 31, 2021 and September 30, 2021, respectively)	56,000	51,000
Other (including ¥171,482 million and ¥179,466 million measured at fair value by applying the fair value option as of March 31, 2021 and September 30, 2021, respectively)	163,000	26,000
Total other assets	219,000	77,000
Total assets	1,316,000	1,074,000
LIABILITIES AND EQUITY
Short-term borrowings (including ¥634,714 million and ¥683,253 million measured at fair value by applying the fair value option as of March 31, 2021 and September 30, 2021, respectively)	122,000	74,000
Collateralized financing:
Trading liabilities	2,000	2,000
Other liabilities (including ¥44,708 million and ¥38,785 million measured at fair value by applying the fair value option as of March 31, 2021 and September 30, 2021, respectively)	2,000	2,000
Long-term borrowings (including ¥4,098,457 million and ¥4,369,366 million measured at fair value by applying the fair value option as of March 31, 2021 and September 30, 2021, respectively)	808,000	763,000
Borrowings	930,000	837,000
Total liabilities	¥ 934,000	¥ 841,000